(Loss) Income Per Share - Schedule of Basic and Diluted (Loss) Income Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Numerator:
Net (loss) income attributable to ordinary shareholders used in calculating (loss) income per ordinary share-basic and diluted	$ 14,190	85,893	130,831	(215,003)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted (loss) income per share	135,077,172	135,077,172	138,211,177	142,251,454
Basic and diluted (loss) income per share	$ 0.11	0.64	0.95	(1.51)